BALANCE SHEETS (Parenthetical) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Balance Sheets Parenthetical
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	20,000,000	20,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	500,000,000	500,000,000
Common stock, issued shares	4,510,000	4,510,000
Common stock, outstanding shares	4,510,000	4,510,000